UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685
Name of Registrant: Vanguard Morgan Growth Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2016
Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (17.4%)
*	Amazon.com Inc.	418,870	314,098
	Home Depot Inc.	1,024,304	137,339
	Comcast Corp. Class A	1,885,014	130,160
*	Priceline Group Inc.	85,833	125,836
*	Netflix Inc.	863,623	106,916
	Ross Stores Inc.	1,124,795	73,787
*	O'Reilly Automotive Inc.	216,246	60,205
	Starbucks Corp.	1,046,489	58,101
	Industria de Diseno Textil SA ADR	3,407,336	57,822
	adidas AG	351,658	55,463
	Omnicom Group Inc.	616,503	52,471
	Marriott International Inc. Class A	611,544	50,562
	Dollar General Corp.	661,142	48,971
	Scripps Networks Interactive Inc. Class A	601,396	42,922
	Las Vegas Sands Corp.	753,202	40,228
*,^ Tesla Motors Inc.		165,922	35,456
*	Discovery Communications Inc. Class A	1,288,808	35,326
	Aramark	961,298	34,338
	TJX Cos. Inc.	421,750	31,686
	Brunswick Corp.	503,106	27,439
	Expedia Inc.	236,413	26,781
	NIKE Inc. Class B	512,378	26,044
	Wyndham Worldwide Corp.	289,679	22,123
*	MGM Resorts International	754,987	21,766
*	Ulta Salon Cosmetics & Fragrance Inc.	85,080	21,690
*	LKQ Corp.	703,456	21,561
	Walt Disney Co.	162,182	16,903
	Viacom Inc. Class B	446,878	15,685
*	Dollar Tree Inc.	182,221	14,064
*,^ IMAX Corp.		342,647	10,759
	Texas Roadhouse Inc. Class A	217,440	10,489
^	Sirius XM Holdings Inc.	2,261,219	10,062
	Whirlpool Corp.	53,093	9,651
	Foot Locker Inc.	132,747	9,410
*	Bright Horizons Family Solutions Inc.	133,859	9,373
*	Liberty Global plc Class A	300,822	9,202
	Carnival Corp.	173,449	9,030
	Domino's Pizza Inc.	55,852	8,894
*	Michael Kors Holdings Ltd.	202,410	8,700
	Target Corp.	119,896	8,660
^	Nordstrom Inc.	170,487	8,171
*	Liberty Media Corp-Liberty SiriusXM Class A	235,967	8,146
	Lear Corp.	60,267	7,978
*	Urban Outfitters Inc.	251,881	7,174
*	Michaels Cos. Inc.	334,990	6,851
*	Hyatt Hotels Corp. Class A	118,308	6,538
	Royal Caribbean Cruises Ltd.	68,793	5,644
	DR Horton Inc.	197,284	5,392
	CBS Corp. Class B	73,431	4,672

PVH Corp.	42,289	3,816
Twenty-First Century Fox Inc.	71,786	1,956
Lowe's Cos. Inc.	27,196	1,934
* Liberty Media Corp-Liberty SiriusXM Class C	51,985	1,763
* Panera Bread Co. Class A	6,715	1,377
* Charter Communications Inc. Class A	2,800	806
		1,882,191
Consumer Staples (4.0%)
PepsiCo Inc.	1,316,621	137,758
Costco Wholesale Corp.	363,940	58,270
Hershey Co.	352,338	36,442
Colgate-Palmolive Co.	525,640	34,398
Walgreens Boots Alliance Inc.	246,716	20,418
Mondelez International Inc. Class A	442,762	19,628
CVS Health Corp.	181,306	14,307
Altria Group Inc.	205,633	13,905
* Blue Buffalo Pet Products Inc.	534,811	12,857
Tyson Foods Inc. Class A	188,610	11,633
BRF SA ADR	757,254	11,177
Wal-Mart Stores Inc.	156,988	10,851
Ingredion Inc.	78,444	9,802
Brown-Forman Corp. Class B	203,405	9,137
* Monster Beverage Corp.	193,939	8,599
^ Pilgrim's Pride Corp.	445,704	8,464
* Edgewell Personal Care Co.	70,253	5,128
Kimberly-Clark Corp.	38,885	4,438
Spectrum Brands Holdings Inc.	19,071	2,333
* Herbalife Ltd.	42,231	2,033
Kroger Co.	42,416	1,464
		433,042
Energy (4.0%)
Schlumberger Ltd.	688,597	57,808
Chevron Corp.	487,017	57,322
Baker Hughes Inc.	863,137	56,078
BP plc ADR	1,429,784	53,445
Pioneer Natural Resources Co.	280,157	50,448
* Concho Resources Inc.	307,468	40,770
EOG Resources Inc.	225,695	22,818
* Carrizo Oil & Gas Inc.	459,828	17,174
Devon Energy Corp.	267,632	12,223
Halliburton Co.	219,056	11,849
Cimarex Energy Co.	81,330	11,053
* Chesapeake Energy Corp.	1,402,011	9,842
* Newfield Exploration Co.	237,243	9,608
* Energen Corp.	158,655	9,150
* Southwestern Energy Co.	781,791	8,459
Apache Corp.	63,736	4,045
* FMC Technologies Inc.	82,881	2,945
		435,037
Financials (5.7%)
Bank of America Corp.	2,609,043	57,660
American International Group Inc.	853,914	55,769
Intercontinental Exchange Inc.	966,745	54,544
JPMorgan Chase & Co.	569,682	49,158
Goldman Sachs Group Inc.	197,142	47,206
Morgan Stanley	1,020,294	43,107

Citigroup Inc.	599,648	35,637
Aon plc	297,953	33,231
Raymond James Financial Inc.	431,877	29,916
Nasdaq Inc.	376,438	25,266
* Signature Bank	159,912	24,019
* E*TRADE Financial Corp.	668,714	23,171
* Berkshire Hathaway Inc. Class B	139,828	22,789
FactSet Research Systems Inc.	114,435	18,702
Willis Towers Watson plc	148,203	18,122
Webster Financial Corp.	232,378	12,613
S&P Global Inc.	111,603	12,002
Moody's Corp.	110,244	10,393
Marsh & McLennan Cos. Inc.	143,326	9,687
MSCI Inc. Class A	122,225	9,629
^ WisdomTree Investments Inc.	591,065	6,584
Ameriprise Financial Inc.	45,257	5,021
SEI Investments Co.	77,426	3,822
Popular Inc.	35,413	1,552
		609,600
Health Care (14.2%)
Bristol-Myers Squibb Co.	2,639,955	154,279
Amgen Inc.	843,651	123,350
* BioMarin Pharmaceutical Inc.	858,837	71,146
* Allergan plc	332,442	69,816
Gilead Sciences Inc.	929,999	66,597
* Celgene Corp.	565,325	65,436
CR Bard Inc.	278,957	62,671
Aetna Inc.	491,485	60,949
Johnson & Johnson	508,258	58,556
* Alexion Pharmaceuticals Inc.	463,800	56,746
Zoetis Inc.	827,217	44,281
Shire plc ADR	255,978	43,614
Merck & Co. Inc.	684,885	40,319
* HCA Holdings Inc.	531,591	39,348
Cooper Cos. Inc.	214,301	37,488
Cardinal Health Inc.	459,051	33,038
Becton Dickinson and Co.	196,457	32,523
* Incyte Corp.	308,777	30,961
UnitedHealth Group Inc.	189,192	30,278
Medtronic plc	409,205	29,148
Danaher Corp.	343,579	26,744
* Align Technology Inc.	273,546	26,296
* ICON plc	314,169	23,626
STERIS plc	330,270	22,257
* Illumina Inc.	165,644	21,209
* Varian Medical Systems Inc.	225,118	20,211
Anthem Inc.	136,875	19,679
Teleflex Inc.	113,286	18,256
* Express Scripts Holding Co.	219,152	15,076
* Edwards Lifesciences Corp.	159,695	14,963
* Vertex Pharmaceuticals Inc.	189,018	13,925
Eli Lilly & Co.	165,266	12,155
* PAREXEL International Corp.	176,839	11,622
* Alkermes plc	194,888	10,832
* Hologic Inc.	268,435	10,770
Baxter International Inc.	237,071	10,512
* Mettler-Toledo International Inc.	24,652	10,318

* United Therapeutics Corp.	71,585	10,267
McKesson Corp.	72,934	10,244
* Quintiles IMS Holdings Inc.	131,945	10,034
* QIAGEN NV	333,464	9,344
Agilent Technologies Inc.	192,298	8,761
PerkinElmer Inc.	139,707	7,286
Universal Health Services Inc. Class B	67,765	7,209
AmerisourceBergen Corp. Class A	82,560	6,455
* DexCom Inc.	99,474	5,939
* IDEXX Laboratories Inc.	47,428	5,562
* Biogen Inc.	11,669	3,309
* Charles River Laboratories International Inc.	42,000	3,200
Abbott Laboratories	26,019	999
Thermo Fisher Scientific Inc.	5,825	822
		1,528,426
Industrials (9.5%)
Parker-Hannifin Corp.	616,894	86,365
Honeywell International Inc.	613,143	71,033
Boeing Co.	426,854	66,453
TransDigm Group Inc.	233,898	58,231
* IHS Markit Ltd.	1,435,896	50,845
Cummins Inc.	334,987	45,783
Rockwell Automation Inc.	328,747	44,184
Cintas Corp.	373,137	43,120
Caterpillar Inc.	464,500	43,078
CH Robinson Worldwide Inc.	539,142	39,498
Equifax Inc.	312,416	36,937
* HD Supply Holdings Inc.	743,688	31,614
Waste Connections Inc.	360,045	28,296
Dover Corp.	376,779	28,232
Emerson Electric Co.	457,928	25,529
Experian plc	1,292,088	25,017
AO Smith Corp.	519,465	24,597
* Verisk Analytics Inc. Class A	292,265	23,723
Fortive Corp.	437,358	23,455
KAR Auction Services Inc.	545,994	23,270
* United Continental Holdings Inc.	278,781	20,318
* Beacon Roofing Supply Inc.	436,294	20,100
Woodward Inc.	224,955	15,533
JB Hunt Transport Services Inc.	148,755	14,440
Ingersoll-Rand plc	155,752	11,688
Alaska Air Group Inc.	123,537	10,961
Huntington Ingalls Industries Inc.	57,860	10,657
* United Rentals Inc.	99,954	10,553
Spirit AeroSystems Holdings Inc. Class A	175,384	10,234
Masco Corp.	301,598	9,536
Lennox International Inc.	60,961	9,337
* JetBlue Airways Corp.	413,764	9,277
Delta Air Lines Inc.	185,676	9,133
Owens Corning	176,093	9,079
Stanley Black & Decker Inc.	77,886	8,933
Wabtec Corp.	92,430	7,673
Union Pacific Corp.	44,500	4,614
* Hertz Global Holdings Inc.	191,597	4,131
United Parcel Service Inc. Class B	35,029	4,016
Expeditors International of Washington Inc.	70,046	3,710
3M Co.	14,509	2,591

* Copart Inc.	42,248	2,341
Lockheed Martin Corp.	8,956	2,238
		1,030,353
Information Technology (40.1%)
Apple Inc.	4,793,790	555,217
* Alphabet Inc. Class C	491,765	379,554
Microsoft Corp.	5,891,367	366,090
* Facebook Inc. Class A	2,506,902	288,419
Visa Inc. Class A	2,496,934	194,811
Oracle Corp.	3,299,051	126,849
QUALCOMM Inc.	1,776,396	115,821
* Alibaba Group Holding Ltd. ADR	1,286,097	112,932
* Alphabet Inc. Class A	139,948	110,902
Mastercard Inc. Class A	902,524	93,186
Texas Instruments Inc.	1,181,813	86,237
NVIDIA Corp.	753,958	80,477
* Vantiv Inc. Class A	1,345,655	80,228
* Electronic Arts Inc.	939,645	74,006
Linear Technology Corp.	1,151,032	71,767
* Check Point Software Technologies Ltd.	839,496	70,904
* eBay Inc.	2,152,884	63,919
* salesforce.com Inc.	915,187	62,654
Tencent Holdings Ltd.	2,509,814	60,856
Global Payments Inc.	868,809	60,304
* PayPal Holdings Inc.	1,428,561	56,385
* F5 Networks Inc.	387,598	56,093
* Adobe Systems Inc.	544,640	56,071
Jack Henry & Associates Inc.	629,585	55,895
* Red Hat Inc.	799,658	55,736
Maxim Integrated Products Inc.	1,437,995	55,463
* Gartner Inc.	505,579	51,099
Alliance Data Systems Corp.	200,776	45,877
CDK Global Inc.	761,047	45,427
Paychex Inc.	699,874	42,608
* Cadence Design Systems Inc.	1,594,279	40,208
* Workday Inc. Class A	588,744	38,910
Cisco Systems Inc.	1,280,268	38,690
Intuit Inc.	317,133	36,347
* Yandex NV Class A	1,731,018	34,845
* Mobileye NV	891,653	33,990
* Euronet Worldwide Inc.	448,442	32,481
Xilinx Inc.	532,966	32,175
* Fiserv Inc.	299,277	31,807
Amdocs Ltd.	486,779	28,355
* Palo Alto Networks Inc.	219,481	27,446
Lam Research Corp.	242,830	25,674
* Splunk Inc.	450,132	23,024
* Qorvo Inc.	415,434	21,906
* Cirrus Logic Inc.	368,209	20,819
Accenture plc Class A	171,714	20,113
Activision Blizzard Inc.	546,145	19,721
* Baidu Inc. ADR	109,652	18,028
* Flex Ltd.	1,248,723	17,944
Computer Sciences Corp.	288,719	17,156
* Universal Display Corp.	296,092	16,670
Amphenol Corp. Class A	246,370	16,556
Analog Devices Inc.	215,594	15,656

	Applied Materials Inc.	454,784	14,676
*	Genpact Ltd.	480,899	11,705
*	Citrix Systems Inc.	125,790	11,234
*	Advanced Micro Devices Inc.	937,951	10,636
*	Integrated Device Technology Inc.	449,907	10,600
	CDW Corp.	197,825	10,305
*,^ VMware Inc. Class A		122,683	9,659
*	First Data Corp. Class A	639,721	9,078
*	Teradata Corp.	312,997	8,504
*	GoDaddy Inc. Class A	239,840	8,382
*	Fortinet Inc.	270,994	8,162
*	Synopsys Inc.	136,291	8,022
	Broadridge Financial Solutions Inc.	107,009	7,095
	SS&C Technologies Holdings Inc.	207,667	5,939
*,^ Nutanix Inc.		145,830	3,873
	Broadcom Ltd.	12,989	2,296
*	Black Knight Financial Services Inc. Class A	28,868	1,091
*	Autodesk Inc.	12,377	916
			4,326,481
Materials (2.7%)
^	Rio Tinto plc ADR	1,543,712	59,371
	Nucor Corp.	836,822	49,808
	Sherwin-Williams Co.	130,545	35,083
	Martin Marietta Materials Inc.	102,249	22,651
	Eagle Materials Inc.	228,378	22,502
	Vulcan Materials Co.	170,075	21,285
*	Berry Plastics Group Inc.	400,300	19,507
	Ball Corp.	138,452	10,393
*	Crown Holdings Inc.	188,446	9,907
	FMC Corp.	170,183	9,625
	Steel Dynamics Inc.	245,298	8,728
	CF Industries Holdings Inc.	256,323	8,069
*	Freeport-McMoRan Inc.	490,051	6,464
	WR Grace & Co.	55,035	3,722
	Packaging Corp. of America	25,312	2,147
			289,262
Other (1.0%)
^,2 Vanguard Growth ETF		974,900	108,682

Real Estate (0.9%)
	Public Storage	181,621	40,592
	Macerich Co.	135,099	9,570
	Brixmor Property Group Inc.	361,660	8,832
	Communications Sales & Leasing Inc.	317,596	8,070
	Crown Castle International Corp.	84,670	7,347
	Prologis Inc.	89,327	4,716
	Regency Centers Corp.	61,212	4,220
	Equity LifeStyle Properties Inc.	55,842	4,026
	Duke Realty Corp.	125,789	3,341
	Simon Property Group Inc.	8,273	1,470
			92,184
Telecommunication Services (0.4%)
*	SBA Communications Corp. Class A	181,523	18,744
	Cogent Communications Holdings Inc.	316,654	13,094
*,^ Sprint Corp.		727,533	6,126

*	T-Mobile US Inc.			53,313	3,066
					41,030
Total Common Stocks (Cost $7,958,254)					10,776,288
		Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (0.9%)
3,4 Vanguard Market Liquidity Fund		0.823%		1,066,307	106,641

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.1%)
	Bank of America Securities, LLC
	(Dated 12/30/16, Repurchase Value
	$5,900,000, collateralized by Government
	National Mortgage Assn. 4.372%-4.410%,
	12/20/66, with a value of $6,018,000)	0.480%	1/3/17	5,900	5,900

U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.314%	1/5/17	1,700	1,700
	United States Treasury Bill	0.320%	1/26/17	2,300	2,299
5	United States Treasury Bill	0.462%-0.478%	2/9/17	600	600
5	United States Treasury Bill	0.454%	4/20/17	2,100	2,097
					6,696
Total Temporary Cash Investments (Cost $119,234)					119,237
Total Investments (101.0%) (Cost $8,077,488)					10,895,525
Other Assets and Liabilities-Net (-1.0%)[4]					(104,759)
Net Assets (100%)					10,790,766

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,136,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $83,179,000 of collateral received for securities on loan.
5 Securities with a value of $949,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,634,952	141,336	—
Temporary Cash Investments	106,641	12,596	—
Futures Contracts—Liabilities[1]	(77)	—	—
Total	10,741,516	153,932	—

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	41	4,584	(34)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2016, the cost of investment securities for tax purposes was $8,077,488,000. Net unrealized appreciation of investment securities for tax purposes was $2,818,037,000, consisting of unrealized gains of $2,940,151,000 on securities that had risen in value since their purchase and $122,114,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD MORGAN GROWTH FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.